Condensed Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		77 Months Ended	86 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Operating expenses:
Research and development	$ 2,067,857	$ 1,422,662	$ 6,286,542	$ 3,999,469	$ 5,690,836	$ 4,139,554	$ 28,308,078	$ 34,594,620
General and administrative	531,431	526,732	1,685,613	1,417,381	1,956,115	886,591	7,043,941	8,729,554
Total operating expenses	2,599,288	1,949,394	7,972,155	5,416,850	7,646,951	5,026,145	35,352,019	43,324,174
Loss from operations	(2,599,288)	(1,949,394)	(7,972,155)	(5,416,850)	(7,646,951)	(5,026,145)	(35,352,019)	(43,324,174)
Other income (expense):
Interest income	658	6,680	5,898	24,104	28,771	19,339	406,271	412,169
Interest expense							(1,260,099)	(1,260,099)
Other (expense) income	(416,010)	184,717	2,107,679	(417,402)	(290,933)	983,780	692,847	2,800,526
Total other income (expense)	(415,352)	191,397	2,113,577	(393,298)	(262,162)	1,003,119	(160,981)	1,952,596
Net loss	(3,014,640)	(1,757,997)	(5,858,578)	(5,810,148)	(7,909,113)	(4,023,026)	(35,513,000)	(41,371,578)
Preferred stock dividends				81,651	81,651	237,423
Net loss available to common stockholders	$ (3,014,640)	$ (1,757,997)	$ (5,858,578)	$ (5,891,799)	$ (7,990,764)	$ (4,260,449)
Net loss per share - basic and diluted	$ (0.08)	$ (0.05)	$ (0.16)	$ (0.17)	$ (0.23)	$ (0.21)
Weighted-average shares outstanding -basic and diluted	36,334,942	36,255,098	36,315,453	33,923,120	34,514,594	20,412,024